Provisions (Tables)	9 Months Ended
Mar. 31, 2024
Provisions [Abstract]
Provisions
	31 Mar 2024	30 Jun 2023
	$‘000	$‘000
Current liabilities
Non-refundable sales tax and other provisions	11,498	6,172

Total Provisions	11,498	6,172